Inventories, Net (Details) - Schedule of Inventories - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule of Inventories [Abstract]
Raw materials		$ 1,782,406	$ 1,420,341
Work in process		237,373	147,482
Finished goods		115,450	405,869
Inventory in transit	[1]	336,303	488,383
Inventory write-down		(448,076)	(274,557)
Inventories, net		$ 2,023,456	$ 2,187,518

[1]	Inventory in transit represents products shipped but not received by customers as of the balance sheet dates.